Share-Based Payment - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount Recognized In Equity Share Based Payment Arrangement	$ 5.0	$ 2.9
Equity share-based payment arrangements [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted in share-based payment arrangement | shares	1,132,336	917,172
Amount Recognized In Equity Share Based Payment Arrangement	$ 7.4	$ 2.9
Equity share-based payment arrangements [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Right to receive the share based payment arrangement	5 years
Equity share-based payment arrangements [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Right to receive the share based payment arrangement	2 years